Intangible Assets, Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Amortization expense	$ 2,617,618	$ 2,342,178	$ 1,100,798
Annual amortization expense through 2016	3,153,666
Annual amortization expense after 2016 through 2030	$ 834,571